Revenue	12 Months Ended
Mar. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Revenue
Revenue

Revenue arises in the course of the ordinary activities and principally comprises:
•    transmission services;
•    distribution services; and
•    generation services.
Transmission services, distribution services and certain other services (excluding rental income but including metering) fall within the scope of IFRS 15 ‘Revenue from Contracts with Customers’, whereas generation services are accounted for under the leasing standard as rental income, presented within revenue. Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties and value added tax. The Group recognises revenue when it transfers control over a product or service to a customer.

IFRS 15 was effective from 1 April 2018. As explained in note 37, the standard has been applied prospectively and therefore the analysis below is only provided for the current period. The impact of adoption on the opening consolidated statement of financial position and reserves is disclosed in note 37, with the main change to profit being in relation to customer connection income in the UK Electricity Transmission and US Regulated businesses. Note 37 includes the quantification of the impact for the year if revenue were still to have been accounted for under IAS 18, which arises from a change in the recognition of receipts from other UK network owners (and has no impact on profit).
The following is a description of principal activities, by reportable segment, from which the Group generates its revenue. For more detailed information about our segments, see note 2.
(a) UK Electricity Transmission
The UK Electricity Transmission segment principally generates revenue by providing electricity transmission services (both as transmission owner in England and Wales and system operator in Great Britain). Our business operates as a monopoly regulated by Ofgem, which has established price control mechanisms that set the amount of annual allowed returns our business can earn. The IFRS revenues we record are principally a function of volumes and price. Price is determined prior to our financial year end with reference to the regulated allowed returns and estimated annual volumes. Where revenue received or receivable exceeds the maximum amount permitted by regulatory agreement, adjustments will be made to future prices to reflect this over-recovery. No liability is recognised, as such an adjustment to future prices relates to the provision of future services. Similarly no asset is recognised where a regulatory agreement permits adjustments to be made to future prices in respect of an under-recovery. As part of our regulatory agreements we are entitled to recover certain costs directly from customers (pass-through costs). These amounts are included in the overall calculation of allowed revenue as stipulated by regulatory agreements.
The transmission of high-voltage electricity encompasses the following principal services:

•	the supply of high-voltage electricity (including both transmission and system operator charges); and

•	construction work (principally for connections).
For the supply of high-voltage electricity, revenue is recognised based on capacity and volumes. Our performance obligation is satisfied over time as our customers make use of our network. We bill monthly in arrears and our payment terms are up to 60 days.
For construction work relating to connections, customers can either pay over the useful life of the connection or upfront. Revenue is recognised over time, as we provide access to our network, and where the customer pays upfront, revenues are deferred and released over the life of the connection.
For other construction where there is no consideration for any future services, for example diversions (being the re-routing of network assets at our customers’ request), revenues are recognised as the construction work is completed.
(b) UK Gas Transmission
The UK Gas Transmission segment of the Group principally generates revenue by providing gas transmission services to our customers (both as transmission owner and as system operator) in Great Britain. Similar to our UK Electricity Transmission business, our business operates as a monopoly regulated by Ofgem. The price control mechanism in place that determines our annual allowances is also similar, as is the way in which revenue is recorded.
The transmission of gas encompasses the following principal services:

•	the supply of high-pressure gas (including both transmission and system operator charges); and

•	construction work (principally for connections).
For the supply of high-pressure gas, revenue is recognised based on capacity and volumes. Our performance obligation is satisfied over time as our customers make use of our network, and we bill monthly in arrears with payment terms of up to 45 days.
For construction work relating to connections, customers pay for the connection upfront. Revenue is recognised over time, as we provide access to our network. Where revenues are received upfront, they are deferred and released over the life of the connection.
For other construction where there is no consideration for any future services (such as diversions), revenues are recognised when the construction work is completed.
3. Revenue continued
(c) US Regulated
The US Regulated segments of the Group principally generate revenue by providing gas and electricity distribution services in New York and New England, high voltage electricity transmission services in New York and New England, and electricity generation in New York.
Distribution services
Provision of gas and electric distribution services in New York and New England. This comprises the following principal services:

•	Gas and electricity distribution: revenue is recognised based on usage (over time) by customers and billed monthly. Payment terms are 30 days; and

•	Connections: revenue is recognised over time, as we provide access to our network. Where payments are made upfront, they are deferred over the life of the asset.
Transmission services
Provision of electricity transmission services to customers and operation of electricity transmission facilities. Our principal services are:

•	Electricity transmission: revenue is recognised based on usage by customers (over time) and billed monthly. Payment terms are 30 days; and

•	Connections: revenue is recognised over time, as we provide access to our network. Where payments are made upfront, they are deferred over the life of the asset.
Electricity generation
Provision of energy services and supply capacity to produce energy for the use of customers of the Long Island Power Authority (LIPA) through a power supply agreement. This falls within the scope of the leasing standard, where we act as lessor with rental income being recorded as other income, which forms part of total revenue.
(d) NGV and Other
NGV and Other includes electricity interconnectors, LNG at Grain, commercial metering, property sales and rental income, and insurance.
The Group recognises revenue from transmission services through interconnectors and from LNG at Grain by means of customers’ use of capacity and volumes. Revenue is recognised over time and is billed monthly. Payment terms are 30 days.
Other revenue in the scope of IFRS 15 principally includes revenues from our metering businesses. Revenue is recognised over time and is billed monthly. Payment terms are 30 days.
Other revenue, recognised in accordance with standards other than IFRS 15, includes property sales by our UK commercial property business and rental income. Property sales are recorded at a point in time (when the sale is legally completed) and rental income is recorded over time.
In the following tables, revenue is disaggregated by primary geographical market and major service lines. The table reconciles disaggregated revenue with the Group’s reportable segments (see note 2).

Revenue for the year ended 31 March 2019	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
Transmission	3,325	833	370	313	4,841
Distribution	—	—	8,941	—	8,941
Other	—	—	—	284	284
Total IFRS 15 revenue	3,325	833	9,311	597	14,066
Other revenue
Generation	—	—	367	—	367
Other	6	51	168	275	500
Total other revenue	6	51	535	275	867
Total revenue from continuing operations	3,331	884	9,846	872	14,933

Geographical split for the year ended 31 March 2019	UK Electricity Transmission £m	UK Gas Transmission £m	US Regulated £m	NGV and Other £m	Total £m
Revenue under IFRS 15
UK	3,325	833	—	585	4,743
US	—	—	9,311	12	9,323
Total IFRS 15 revenue	3,325	833	9,311	597	14,066
Other revenue
UK	6	51	—	245	302
US	—	—	535	30	565
Total other revenue	6	51	535	275	867
Total revenue from continuing operations	3,331	884	9,846	872	14,933

Revenue to be recognised in future periods, presented as contract liabilities of £994 million (see note 23), relates to contributions in aid of construction. Revenue is recognised over the life of the asset. The asset lives for connections in UK Electricity Transmission, UK Gas Transmission and US Regulated are 40 years, 36 years (to 2055), and up to 47 years respectively. The weighted average amortisation period is 43 years.
Future revenues in relation to unfulfilled performance obligations not yet received in cash amount to £3.5 billion. £1.6 billion relates to connection contracts in UK Electricity Transmission which will be recognised as revenue over 30 years and £1.8 billion relates to revenues to be earned under LNG at Grain contracts over 11 years. The remaining amount will be recognised as revenue over 5 years.
The amount of revenue recognised for the year ended 31 March 2019 from performance obligations satisfied (or partially satisfied) in previous periods, mainly due to the changes in the estimate of the stage of completion, is £nil.